Putnam
Vista
Fund

ANNUAL REPORT

July 31, 1998

[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights


 * Morningstar, an independent rating agency, gave the fund's class A shares 4 out of 5 stars for 10-year risk-adjusted performance as of July 31, 1998. This rating put the fund among the top 22.5% of the 707 domestic equity funds rated.*


 * Putnam Vista Fund's class A shares were ranked in the top 25% by Lipper Analytical Services for the 10-year period ended July 31, 1998. The fund ranked 45 out of 181 growth funds ranked.+


   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

13 Portfolio holdings

18 Financial statements

 * Past performance is not indicative of future results. Morningstar ratings reflect risk-adjusted performance through 7/31/98 and are subject to change every month. Morningstar ratings are calculated from a fund's 3-, 5-, and 10-year returns (with fee adjustments) in excess of 90-day Treasury bill returns and a risk factor that reflects performance below 90-day Treasury bill returns. For both 3- and 5-year performance, the fund received 3 stars. There were 2,572 and 1,494 domestic equity funds rated, respectively, 10% of the funds in an investment category receive 5 stars; the next 22.5% receive 4 stars; the middle 35% receive 3 stars; the next 22.5% receive 2 stars; the next 10% receive 1 star. Performance of other share classes will vary.

 + Past performance is not indicative of future results. Lipper is an industry research firm whose rankings are based on total return performance, vary over time, and do not reflect the effects of sales charges. Performance of other share classes will vary. For the five-year period ended 6/30/98, the fund ranked 125 out of 341 growth funds and for the one-year period it ranked 368 out of 908 growth funds.


From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

The market environment that prevailed during Putnam Vista Fund's fiscal year was an especially challenging one for the stocks of the midsize companies in which the fund typically invests. Even so, for the 12 months ended July 31, 1998, your fund's returns at net asset value were well above its benchmark indexes.

Careful stock selection proved to be the decisive factor as you will see in the accompanying report from management. Your fund's managers describe the winnowing process they use to make their portfolio selections. They rely heavily on Putnam's considerable equity research capability, which involves not only careful analysis of financial statements but on-site visits and face-to-face meetings with key company executives.

As your fund enters its fourth decade, the management team also takes a look at prospects for fiscal 1999. I believe you will find the discussion both interesting and informative.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
September 16, 1998


Report from the Fund Managers
Eric M. Wetlaufer, lead manager
Anthony C. Santosus
David J. Santos
Margery C. Parker

Successful stock picking was tricky business during the fiscal year ended July 31, 1998, particularly among the midsize companies that form Putnam Vista Fund's investment focus. Several factors conspired to produce a rash of disappointing earnings during the year, including the economic slowdown in Asia, a debilitating strike at General Motors, and a correction in business inventories. As the year progressed, declining issues routinely outnumbered advancing issues on the major exchanges, and nervous investors generally traded from small and midsize stocks and to the largest and most liquid names.

Your fund delivered above-average performance in this challenging environment. For the 12 months ended July 31, 1998, the fund's class A shares returned 16.90% at net asset value, compared with 11.21% for the unmanaged S&P Midcap 400 Index, 8.33% for the Russell Midcap Growth Index, and 13.15% on average for the 908 midcap funds tracked by Lipper Analytical Services. The total return for class A shares at public offering price was 10.21% for the year. Complete performance information, including results for other share classes, appears on pages 9 and 10.

* INVESTORS BECOME MORE SELECTIVE IN SECOND HALF

Your fund seeks long-term capital appreciation by investing in the stocks of midsize companies displaying rapid earnings growth. As the fund began fiscal 1998, these growth stocks were riding the tail end of a period of overwhelmingly positive investor sentiment -- what Federal Reserve Board Chairman Alan Greenspan referred to as "irrational exuberance."

For six consecutive quarters (the fourth quarter of 1996 through the first quarter of 1998), the economy had grown at a better than 3% annual rate without any signs of the inflation that traditionally accompanies such growth. Furthermore, announcements of earnings disappointments among several large-capitalization stocks were contributing to favorable perceptions of small and midsize companies in many sectors of the economy.

Asia's financial crisis put an end to all that. As investors realized the potential impact of a significant Asian slowdown on U.S. earnings -- indeed, on the entire world economy -- they began to look more carefully at earnings sustainability. Many traded in their smaller holdings for a handful of large, brand-name companies, since multinationals like General Electric and Coca-Cola theoretically have the ability to offset losses in one part of the world by moving production and sales efforts to another. Other investors discriminated on the basis of industry, selling off economically sensitive and energy-related stocks as well as anything with direct ties to Asia. Energy stocks were particularly hard hit as slackening demand from Asia helped push the price of oil to an 11-year low in June.

Stocks that generally performed well during this period included those from the retail, home construction, financial, and communications sectors. The link between these groups was the U.S. consumer. Consumer confidence reached a 29-year high in June, owing to several quarters of strong stock market gains, an excellent job market, and lower prices for global commodities such as gasoline. In an environment in which the prices of goods and services were often declining, the 3.5% gain in wages and benefits paid to U.S. workers through July 31, 1998, represented the largest yearly increase since 1993.

[GRAPHIC OMITTED: horizontal bar chart of TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Retail               12.8%

Computer software     8.7%

Financial services    8.6%

Health care services  5.5%

Banks                 5.5%

Footnote reads:
*Based on net assets as of 7/31/98. Holdings will vary over time.



* FUND'S STOCK SCREENING PROCESS PAYS OFF

Simply identifying the industries offering the best investment potential was not enough to assure positive results. As the year progressed, sustained earnings growth became increasingly difficult to find, and investors were quick to punish the stocks of companies that failed to live up to expectations. Adding to the market's difficulties were an inventory buildup during the winter and a brutal strike at General Motors during the spring.

Our two-step investment approach helped guide the fund through what often appeared to be a minefield of earnings disappointments. In the first phase of our stock selection process we screen a list of 750 midsize growth companies. We look for rapid earnings growth, a history of generating strong cash flow to finance growth, and stock prices that we believe are undervalued relative to revenues. The roughly 150 companies that pass phase one are then thoroughly researched by our portfolio managers and staff of analysts with an emphasis on identifying quality management and earnings sustainability.

This extensive research paid off handsomely during the year as several of the portfolio's best-performing stocks -- including Providian Financial, Comcast Corporation, America Online, and Chancellor Media -- were also among its 10 largest holdings.

The fund's position in Chancellor, a diversified media company involved in radio, outdoor advertising, and television, increased in value by more than 100%. Other strong performers included Capital One Financial, Costco, TJX Companies, and VERITAS Software. While these stocks, as well as others discussed in this report, were viewed favorably at the end of the period, all portfolio holdings are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

The fund also benefited from what it didn't own. For example, as the price of oil declined during the period, we scaled back the portfolio's energy position to less than 1% of assets from 4% at the start of the period. Our efforts to trim these holdings were helped this spring when two of the fund's oil services companies, Western Atlas and Dresser Industries, were acquired by larger competitors.

[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS*

Costco Companies
Retail

Comcast Corp.
Cable television

Chancellor Media Corp.
Broadcasting

VERITAS Software Corp.
Computer software

Providian Financial Corp.
Financial services

Omnicom Group, Inc.
Advertising

Kohl's Corp.
Retail

Danaher Corp.
Basic industrial products

Tellabs, Inc.
Telecommunication equipment

America Online, Inc.
Computer services

Footnote reads:
*These holdings represent 15.8% of the fund's net assets as of 7/31/98.
 Portfolio holdings will vary over time.


Of course, the fund also had its share of disappointments. Technology stocks such as SCI Systems and Micron Technology suffered at the hands of slackening demand for computers and falling semiconductor prices. Both stocks were subsequently sold and the proceeds invested in software companies such as Sterling Commerce, a provider of electronic commerce and networking services. The fund's health-care holdings also underperformed during the year as investors sold small and mid-cap stocks for bigger companies.

* DEFENSIVE POSITIONING GUIDES PORTFOLIO FOR FISCAL '99

Despite moderating economic growth and this summer's correction, we think the U.S. market is still vulnerable to setbacks. Clearly Asia's problems are not yet behind us, and that could mean more earnings disappointments in the coming months. As investment managers, we must have the utmost conviction in each and every portfolio holding so that we can keep such surprises to a minimum. Although the fund's valuation is in line with our benchmark index (the average holding has a price/earnings ratio of 31), the portfolio's composition is now relatively defensive with very little exposure to economically sensitive or energy-related issues and an emphasis on financial and retail stocks. As always, we will continue to research our universe of midsize companies thoroughly to find stocks that offer quality management and exciting growth prospects.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 7/31/98, there is no guarantee the fund will continue to hold these securities in the future.

This fund invests all or a portion of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Vista Fund is designed for investors seeking capital appreciation primarily through common stocks.


TOTAL RETURN FOR PERIODS ENDED 7/31/98

                                Class A           Class B           Class M
(inception date)               (6/3/68)          (3/1/93)          (12/8/94)
                              NAV      POP      NAV     CDSC      NAV     POP
------------------------------------------------------------------------------
1 year                      16.90%   10.21%   16.05%   11.05%   16.38%   12.29%
------------------------------------------------------------------------------
5 years                    150.47   135.94   141.07   139.07   144.23   135.62
Annual average              20.16    18.73    19.24    19.04    19.55    18.70
------------------------------------------------------------------------------
10 years                   422.15   392.14   381.87   381.87   394.17   376.88
Annual average              17.97    17.28    17.03    17.03    17.32    16.91
------------------------------------------------------------------------------
Life of fund                   --       --       --       --       --       --
Annual average              11.67    11.45    10.63    10.63    10.91    10.78
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 7/31/98

                                   Standard &
                                  Poor's Midcap   Russell Midcap     Consumer
                                   400 Index       Growth Index*   Price Index
------------------------------------------------------------------------------
1 year                               11.21%            8.33%           1.68%
------------------------------------------------------------------------------
5 years                             124.53           123.34           13.02
Annual average                       17.56            17.44            2.48
------------------------------------------------------------------------------
10 years                            432.96           350.66           37.72
Annual average                       18.22            16.25            3.25
------------------------------------------------------------------------------
Life of fund                             +                +          373.04
Annual average                           +                +            5.29
------------------------------------------------------------------------------
+The index did not exist at the time of the fund's inception.

 Past performance is no assurance of future results. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

*Putnam Management has recently undertaken a review of benchmarks for various funds. This index replaces the Standard & Poor's Midcap 400 Index as a performance benchmark for this fund because, in Putnam Management's opinion, the securities tracked by this index more accurately reflect the types of securities generally held by the fund.



[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of
a $10,000 investment since
7/31/88

           Fund's class A   S&P Midcap    Russell Midcap  Consumer Price
Date       shares at POP     400 Index    Growth Index       Index

7/88           9,425          10,000         10,000          10,000
7/89          11,763          13,298         12,667          10,480
7/90          12,133          14,158         13,413          11,004
7/91          13,864          17,334         15,972          11,494
7/92          16,423          20,347         17,819          11,857
7/93          19,648          23,737         20,178          12,187
7/94          20,189          24,574         21,235          12,524
7/95          26,491          30,598         27,767          12,870
7/96          33,802          32,966         29,780          13,249
7/97          42,100          47,923         41,600          13,545
7/98         $49,214         $53,296        $45,066         $13,772

Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B shares would have been valued at $48,187 and no contingent deferred sales charges would apply; a $10,000 investment in the fund's class M shares would have been valued at $49,417 at net asset value ($47,688 at public offering price). See first page of performance section for performance calculation method.


PRICE AND DISTRIBUTION INFORMATION
12 months ended 7/31/98
                            Class A        Class B         Class M
------------------------------------------------------------------------------
Distributions (number)         1               1               1
------------------------------------------------------------------------------
Income                         --              --               --
------------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------------
Long-term                  $0.918          $0.918           $0.918
------------------------------------------------------------------------------
Short-term                  0.039           0.039            0.039
------------------------------------------------------------------------------
  Total                    $0.957          $0.957           $0.957
------------------------------------------------------------------------------
Share value:            NAV      POP         NAV         NAV      POP
------------------------------------------------------------------------------
7/31/97                $12.52   $13.28     $12.09       $12.34   $12.79
------------------------------------------------------------------------------
7/31/98                 13.49    14.31      12.89        13.22    13.70
------------------------------------------------------------------------------

TOTAL RETURN FOR PERIODS ENDED 6/30/98
(most recent calendar quarter)

                                Class A           Class B            Class M
(inception date)               (6/3/68)          (3/1/93)          (12/8/94)
                              NAV      POP      NAV     CDSC      NAV     POP
------------------------------------------------------------------------------
1 year                      30.38%   22.93%   29.42%   24.42%   29.70%   25.19%
------------------------------------------------------------------------------
5 years                    159.45   144.62   149.84   147.84   153.09   144.11
Annual average              21.01    19.59    20.10    19.90    20.41    19.54
------------------------------------------------------------------------------
10 years                   432.41   401.80   391.12   391.12   403.77   386.14
Annual average              18.20    17.50    17.25    17.25    17.55    17.13
------------------------------------------------------------------------------
Life of fund                   --       --       --       --       --       --
Annual average              11.82    11.60    10.77    10.77    11.05    10.92
------------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. See first page of performance section for performance calculation method.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Standard & Poor's Midcap 400 Index* is an unmanaged, market-weighted list of 400 medium-sized companies, each affecting the index in proportion to market value.

Russell Midcap Growth Index* measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth rates.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.



Report of independent accountants
For the fiscal year ended July 31, 1998

To the Trustees and Shareholders of
Putnam Vista Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments owned, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Vista Fund (the "fund") at July 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at July 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
September 14, 1998



Portfolio of investments owned
July 31, 1998


COMMON STOCKS (95.2%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Advertising (1.6%)
--------------------------------------------------------------------------------------------------------------------------
          1,548,300  Omnicom Group, Inc.                                                                    $   81,285,750

Apparel (2.0%)
--------------------------------------------------------------------------------------------------------------------------
          1,821,300  Jones Apparel Group, Inc. (NON)                                                            47,581,463
          1,009,900  Tommy Hilfiger Corp. (NON)                                                                 56,617,519
                                                                                                            --------------
                                                                                                               104,198,982

Banks (5.5%)
--------------------------------------------------------------------------------------------------------------------------
            926,600  Firstar Corp.                                                                              46,272,088
            988,700  Northern Trust Corp.                                                                       72,793,038
          1,341,300  Southtrust Corp.                                                                           54,238,819
          1,050,900  State Street Corp.                                                                         72,840,506
          1,021,900  Summit Bancorp                                                                             45,730,025
                                                                                                            --------------
                                                                                                               291,874,476

Basic Industrial Products (1.5%)
--------------------------------------------------------------------------------------------------------------------------
          1,927,000  Danaher Corp.                                                                              78,645,688

Broadcasting (3.7%)
--------------------------------------------------------------------------------------------------------------------------
          1,850,350  Chancellor Media Corp. (NON)                                                               89,279,388
          1,044,000  Clear Channel Communications, Inc. (NON)                                                   58,659,750
          1,813,500  Sinclair Broadcast Group, Inc. Class A (NON)                                               47,491,031
                                                                                                            --------------
                                                                                                               195,430,169

Business Services (4.9%)
--------------------------------------------------------------------------------------------------------------------------
          2,001,800  Accustaff, Inc. (NON)                                                                      47,292,525
            856,500  Cintas Corp. (NON)                                                                         43,520,906
          1,533,950  Fiserv, Inc. (NON)                                                                         67,685,544
            894,900  Keane, Inc. (NON)                                                                          48,212,738
          1,031,450  Robert Half International, Inc. (NON)                                                      54,924,713
                                                                                                            --------------
                                                                                                               261,636,426

Cable Television (3.8%)
--------------------------------------------------------------------------------------------------------------------------
          2,002,100  Comcast Corp. Class A                                                                      90,907,853
          1,196,800  Tele-Comm Liberty Media Group, Inc. Class A (NON)                                          47,198,800
          3,107,500  Tele-Communications TCI Ventures Group, Class A (NON)                                      61,178,906
                                                                                                            --------------
                                                                                                               199,285,559

Cellular Communications (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            550,800  Cellular Communications International, Inc. (NON)                                          32,462,775

Computer Distribution (0.8%)
--------------------------------------------------------------------------------------------------------------------------
            920,400  Ingram Micro, Inc. Class A (NON)                                                           42,913,650

Computer Equipment (1.0%)
--------------------------------------------------------------------------------------------------------------------------
          1,038,800  EMC Corp. (NON)                                                                            50,901,200

Computer Services  (1.4%)
--------------------------------------------------------------------------------------------------------------------------
            645,400  America Online, Inc. (NON)                                                                 75,511,800

Computer Software (8.7%)
--------------------------------------------------------------------------------------------------------------------------
            357,900  Aspect Development, Inc. (NON)                                                             21,831,900
          1,473,900  BMC Software, Inc. (NON)                                                                   72,681,694
          1,567,300  Cadence Design Systems, Inc. (NON)                                                         45,157,831
            944,600  Compuware Corp. (NON)                                                                      50,831,288
          1,202,500  Intuit, Inc. (NON)                                                                         59,824,375
            306,100  Legato Systems, Inc. (NON)                                                                 13,315,350
            262,800  PeopleSoft, Inc. (NON)                                                                      9,904,275
          1,612,200  PLATINUM Technology, Inc. (NON)                                                            50,935,444
          1,144,900  Sterling Commerce, Inc. (NON)                                                              45,295,106
          1,583,400  VERITAS Software Corp. (NON)                                                               88,868,325
                                                                                                            --------------
                                                                                                               458,645,588

Consumer Durables (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            798,000  Furniture Brands International, Inc. (NON)                                                 22,543,500

Cosmetics (0.9%)
--------------------------------------------------------------------------------------------------------------------------
            718,100  Estee Lauder Cos. Class A                                                                  46,137,925

Educational Services (1.0%)
--------------------------------------------------------------------------------------------------------------------------
          1,508,025  Apollo Group, Inc. Class A (NON)                                                           54,100,397

Financial Services (8.6%)
--------------------------------------------------------------------------------------------------------------------------
            430,400  Capital One Financial Corp.                                                                49,953,300
          1,161,500  Finova Group, Inc.                                                                         70,778,906
            894,200  Lehman Brothers Holding, Inc.                                                              64,382,400
          1,280,500  Paine Webber Group, Inc.                                                                   60,343,563
          1,044,000  Providian Financial Corp.                                                                  82,019,250
          1,455,800  Schwab (Charles) Corp.                                                                     54,592,500
          1,201,000  SunAmerica, Inc.                                                                           73,786,438
                                                                                                            --------------
                                                                                                               455,856,357

Food and Beverages (4.3%)
--------------------------------------------------------------------------------------------------------------------------
          1,415,800  Coca-Cola Enterprises                                                                      46,632,913
          2,249,200  International Home Foods, Inc.                                                             52,012,750
          1,623,700  Rexall Sundown, Inc. (NON)                                                                 49,015,444
            959,285  Suiza Foods Corp. (NON)                                                                    49,163,356
            686,700  Twinlab Corp. (NON)                                                                        28,498,050
                                                                                                            --------------
                                                                                                               225,322,513

Gas Pipelines (0.7%)
--------------------------------------------------------------------------------------------------------------------------
          1,135,000  Williams Cos., Inc.                                                                        36,390,938

Health Care Information Systems (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            932,200  Incyte Pharmaceuticals, Inc. (NON)                                                         33,617,463

Health Care Services (5.5%)
--------------------------------------------------------------------------------------------------------------------------
          2,987,343  Health Management Assoc., Inc. (NON)                                                       70,202,561
          1,632,400  HEALTHSOUTH Corp. (NON)                                                                    41,014,050
          1,185,000  Henry Schein, Inc. (NON)                                                                   57,028,125
            720,100  McKesson Corp.                                                                             58,058,063
          1,676,000  Omnicare, Inc.                                                                             66,306,750
                                                                                                            --------------
                                                                                                               292,609,549

Hotels (0.7%)
--------------------------------------------------------------------------------------------------------------------------
          1,189,200  Marriott International, Inc. Class A                                                       38,649,000

Insurance and Finance (3.7%)
--------------------------------------------------------------------------------------------------------------------------
            840,050  AON Corp.                                                                                  57,123,400
          1,009,400  Hartford Financial Services Group                                                          52,551,888
            614,800  PMI Group, Inc. (The)                                                                      41,652,700
            858,000  Reliastar Financial Corp.                                                                  42,578,250
                                                                                                            --------------
                                                                                                               193,906,238

Medical Supplies and Devices (3.2%)
--------------------------------------------------------------------------------------------------------------------------
            863,200  Quintiles Transnational Corp. (NON)                                                        39,329,550
            766,900  Sofamor Danek Group, Inc. (NON)                                                            65,282,363
          1,018,200  Steris Corp. (NON)                                                                         62,110,200
                                                                                                            --------------
                                                                                                               166,722,113

Networking Equipment (2.1%)
--------------------------------------------------------------------------------------------------------------------------
          1,394,300  Ascend Communications, Inc. (NON)                                                          62,002,778
          2,119,400  FORE Systems, Inc. (NON)                                                                   50,468,213
                                                                                                            --------------
                                                                                                               112,470,991

Nursing Homes (1.0%)
--------------------------------------------------------------------------------------------------------------------------
            930,200  Health Care & Retirement Corp. (NON)                                                       35,115,050
            351,900  Manor Care, Inc.                                                                           13,130,269
                                                                                                            --------------
                                                                                                                48,245,319

Office Equipment (1.8%)
--------------------------------------------------------------------------------------------------------------------------
          2,142,800  Herman Miller, Inc.                                                                        59,462,700
            991,700  HON INDUSTRIES, Inc.                                                                       28,449,394
                                                                                                            --------------
                                                                                                                87,912,094

Oil Services (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            133,600  Cooper Cameron Corp. (NON)                                                                  4,684,350
          2,284,400  Global Industries, Ltd. (NON)                                                              28,412,225
                                                                                                            --------------
                                                                                                                33,096,575

Pharmaceuticals and Biotechnology (3.3%)
--------------------------------------------------------------------------------------------------------------------------
          1,007,800  Centocor, Inc. (NON)                                                                       35,524,950
            969,600  Elan Corp. PLC ADR (Ireland) (NON)                                                         69,811,200
          1,170,050  ICN Pharmaceuticals, Inc.                                                                  33,127,041
            816,400  Watson Pharmaceuticals, Inc. (NON)                                                         36,840,050
                                                                                                            --------------
                                                                                                               175,303,241

Publishing (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            777,500  Belo (A.H.) Corp.                                                                          16,327,500

Recreation (1.0%)
--------------------------------------------------------------------------------------------------------------------------
            717,200  Royal Caribbean Cruises Ltd.                                                               53,296,925

Retail (12.8%)
--------------------------------------------------------------------------------------------------------------------------
          1,046,900  Abercrombie & Fitch Co. Class A (NON)                                                      48,615,419
            956,100  Bed Bath & Beyond, Inc. (NON)                                                              41,231,813
          1,680,100  Borders Group, Inc. (NON)                                                                  52,713,138
          1,617,800  Costco Companies, Inc. (NON)                                                               91,810,150
          2,519,000  Family Dollar Stores, Inc.                                                                 45,656,875
          1,615,400  Kohls Corp. (NON)                                                                          79,154,600
          1,606,000  Linens 'N Things, Inc. (NON)                                                               45,168,750
          1,974,100  Office Depot, Inc. (NON)                                                                   64,158,250
            712,100  Payless Shoesource, Inc. (NON)                                                             40,233,650
          3,977,675  Pier 1 Imports, Inc.                                                                       61,902,567
          1,052,300  Staples, Inc. (NON)                                                                        34,594,363
          3,183,000  TJX Companies, Inc. (The)                                                                  74,800,500
                                                                                                            --------------
                                                                                                               680,040,075

Savings and Loans (1.1%)
--------------------------------------------------------------------------------------------------------------------------
          1,387,100  Greenpoint Financial Corp.                                                                 55,050,531

Supermarkets (1.6%)
--------------------------------------------------------------------------------------------------------------------------
            855,500  Dominick's Supermarkets, Inc. (NON)                                                        38,550,969
          1,103,000  Fred Meyer, Inc. (NON)                                                                     48,600,938
                                                                                                            --------------
                                                                                                                87,151,907

Telecommunication Equipment (2.2%)
--------------------------------------------------------------------------------------------------------------------------
            774,300  Comverse Technology, Inc. (NON)                                                            39,537,694
          1,017,300  Tellabs, Inc. (NON)                                                                        76,583,616
                                                                                                            --------------
                                                                                                               116,121,310

Textiles (2.0%)
--------------------------------------------------------------------------------------------------------------------------
          1,644,400  Mohawk Industries, Inc. (NON)                                                              51,181,950
          1,564,300  Westpoint Stevens, Inc. (NON)                                                              56,119,253
                                                                                                            --------------
                                                                                                               107,301,203

Transportation (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            406,600  Expeditors International of Washington, Inc.                                               16,213,175
                                                                                                            --------------
                     Total Common Stocks (cost $3,904,900,406)                                              $5,027,178,902

SHORT-TERM INVESTMENTS (4.8%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
        $25,000,000  Asset Securitization Corp. effective yield of 5.52%,
                       August 31, 1998                                                                      $   24,885,000
         28,500,000  Ciesco L.P. effective yield of 5.52%, August 7, 1998                                       28,473,780
         25,000,000  Federal Home Loan Mortgage Corp. effective yield
                       of 5.46%, August 13, 1998                                                                24,954,500
         25,000,000  Federal Home Loan Mortgage Corp. effective yield
                       of 5.44%, September 21, 1998                                                             24,807,510
         25,000,000  Metlife Funding effective yield of 5.51%,
                       September 25, 1998                                                                       24,789,548
         25,000,000  Preferred Receivables Funding effective yield of
                       5.53%, August 11, 1998                                                                   24,961,597
         25,000,000  Windmill Funding effective yield of 5.55%,
                       August 20, 1998                                                                          24,926,771
         22,864,000  Windmill Funding effective yield of 5.51%,
                       October 21, 1998                                                                         22,580,543
         55,000,000  Interest in 750,000,000 joint tri-party repurchase agreement dated July 31, 1998 with Goldman,
                       Sachs & Co. due August 3, 1998 with respect
                       to various U.S. Treasury obligations -- maturity
                       value of 55,025,942 for an effective yield
                       of 5.66%                                                                                 55,008,647
                                                                                                            --------------
                     Total Short-Term Investments (cost $255,387,896)                                       $  255,387,896
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $4,160,288,302) (b)                                            $5,282,566,798
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $5,282,440,859.

  (b) The aggregate identified cost on a tax basis is $4,160,474,494, resulting in gross unrealized appreciation and depreciation of $1,253,401,776 and $131,309,472, respectively, or net unrealized appreciation of $1,122,092,304.

(NON) Non-income-producing security.

      ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
July 31, 1998
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $4,160,288,302) (Note 1)                                        $5,282,566,798
-----------------------------------------------------------------------------------------------
Cash                                                                                  7,802,055
-----------------------------------------------------------------------------------------------
Dividends and interest receivable                                                       776,906
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                               10,117,243
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                       73,712,198
-----------------------------------------------------------------------------------------------
Total assets                                                                      5,374,975,200

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                     74,312,162
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                            8,773,303
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          6,426,623
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              307,608
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            67,430
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              2,895
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                2,227,615
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  416,705
-----------------------------------------------------------------------------------------------
Total liabilities                                                                    92,534,341
-----------------------------------------------------------------------------------------------
Net assets                                                                       $5,282,440,859

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $3,751,600,308
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments (Note 1)                               408,562,055
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                        1,122,278,496
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $5,282,440,859

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($3,279,627,853 divided by 243,102,380 shares)                                           $13.49
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $13.49)*                                  $14.31
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($1,585,960,712 divided by 123,035,390 shares)**                                         $12.89
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($128,258,883 divided by 9,701,477 shares)                                               $13.22
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $13.22)*                                  $13.70
-----------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($288,593,411 divided by 21,157,165 shares)                                              $13.64
-----------------------------------------------------------------------------------------------
  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Year ended July 31, 1998
Investment income:
-----------------------------------------------------------------------------------------------
Dividends                                                                          $ 18,960,253
-----------------------------------------------------------------------------------------------
Interest                                                                              7,915,717
-----------------------------------------------------------------------------------------------
Total investment income                                                              26,875,970

Expenses:
Compensation of Manager (Note 2)                                                     22,974,521
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        9,896,070
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                       110,735
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         34,907
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                 7,338,031
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                14,039,665
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                   851,519
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  87,801
-----------------------------------------------------------------------------------------------
Registration fees                                                                       286,516
-----------------------------------------------------------------------------------------------
Auditing                                                                                 70,575
-----------------------------------------------------------------------------------------------
Legal                                                                                    35,507
-----------------------------------------------------------------------------------------------
Postage                                                                                 447,222
-----------------------------------------------------------------------------------------------
Other                                                                                   283,923
-----------------------------------------------------------------------------------------------
Total expenses                                                                       56,456,992
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                           (1,330,165)
-----------------------------------------------------------------------------------------------
Net expenses                                                                         55,126,827
-----------------------------------------------------------------------------------------------
Net investment loss                                                                 (28,250,857)
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                    631,850,032
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the year                          127,375,274
-----------------------------------------------------------------------------------------------
Net gain on investments                                                             759,225,306
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                               $730,974,449
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                      Year ended July 31
                                                                                -------------------------------
                                                                                           1998            1997
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment loss                                                              $  (28,250,857) $  (13,208,411)
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                    631,850,032     183,810,148
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                          127,375,274     733,257,710
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                730,974,449     903,859,447
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                        (207,841,199)    (99,903,117)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                        (102,991,533)    (47,494,537)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                          (8,092,094)     (2,886,800)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                         (18,662,362)    (10,720,433)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                   716,470,714   1,635,441,373
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                      1,109,857,975   2,378,295,933

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of year                                                                 4,172,582,884   1,794,286,951
---------------------------------------------------------------------------------------------------------------
End of year                                                                      $5,282,440,859  $4,172,582,884
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------


Per-share
operating performance                                                          Year ended July 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $12.52            $9.79            $9.23            $7.09            $7.47
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.05)(c)         (.03)(c)         (.03)             .02              .01
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                  1.98             3.43             1.45             2.18              .21
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                1.93             3.40             1.42             2.20              .22
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                      --               --               --               --             (.03)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                       (.96)            (.67)            (.86)            (.06)            (.55)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                                    --               --               --               --             (.01)
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                                 --               --               --               --             (.01)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.96)            (.67)            (.86)            (.06)            (.60)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $13.49           $12.52            $9.79            $9.23            $7.09
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                           16.90            36.25            16.64            31.22             2.75
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                 $3,279,628       $2,626,464       $1,220,639         $859,403         $646,811
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)                            .98             1.04             1.10             1.07             1.09
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)                     (.38)            (.25)            (.29)             .26              .29
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             110.60            82.91           106.58           114.51            93.86
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended July 31, 1996 and thereafter, includes amounts paid through expense offset and brokerage service arrangements.
    Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------


Per-share
operating performance                                                          Year ended July 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $12.09            $9.55            $9.08            $7.03            $7.46
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.14)(c)         (.11)(c)         (.10)(c)         (.03)             .01
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                  1.90             3.32             1.43             2.14              .15
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                1.76             3.21             1.33             2.11              .16
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                      --               --               --               --             (.02)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                       (.96)            (.67)            (.86)            (.06)            (.55)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                                    --               --               --               --             (.01)
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                                 --               --               --               --             (.01)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.96)            (.67)            (.86)            (.06)            (.59)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $12.89           $12.09            $9.55            $9.08            $7.03
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                           16.05            35.14            15.88            30.19             1.89
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                 $1,585,961       $1,212,589         $488,085         $258,522         $132,596
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)                           1.73             1.79             1.81             1.82             1.87
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)                    (1.13)            (.99)           (1.03)            (.51)            (.53)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             110.60            82.91           106.58           114.51            93.86
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended July 31, 1996 and thereafter, includes amounts paid through expense offset and brokerage service arrangements.
    Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                                        Dec. 8, 1994+
operating performance                                                           Year ended July 31                 to July 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $12.34            $9.72            $9.19            $6.73
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                          (.11)(c)         (.08)(c)         (.08)(c)         (.01)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                   1.95             3.37             1.47             2.53
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                 1.84             3.29             1.39             2.52
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                       --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                        (.96)            (.67)            (.86)            (.06)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                                                     --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                                                  --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.96)            (.67)            (.86)            (.06)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $13.22           $12.34            $9.72            $9.19
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                            16.38            35.35            16.37            37.63*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                    $128,259          $90,788          $22,232           $3,148
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)                                            1.48             1.54             1.54             1.06*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)                                      (.88)            (.73)            (.82)            (.31)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                              110.60            82.91           106.58           114.51
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended July 31, 1996 and thereafter, includes amounts paid through expense offset and brokerage service arrangements.
    Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS Y
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                                      March 28, 1995+
operating performance                                                          Year ended July 31                  to July 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $12.61            $9.84            $9.24            $7.83
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                          (.02)(c)           --(c)            --              .01
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                   2.01             3.44             1.46             1.40
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                 1.99             3.44             1.46             1.41
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                       --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                        (.96)            (.67)            (.86)              --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                                                     --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                                                  --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.96)            (.67)            (.86)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $13.64           $12.61            $9.84            $9.24
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                            17.26            36.49            17.07            18.01*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                    $288,593         $242,742          $63,330          $42,717
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)                                             .73              .79              .81              .29*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)                                      (.13)             .02             (.01)             .10*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                              110.60            82.91           106.58           114.51
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended July 31, 1996 and thereafter, includes amounts paid through expense offset and brokerage service arrangements.
    Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.




Notes to financial statements
July 31, 1998

Note 1
Significant accounting policies

Putnam Vista Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital appreciation by investing primarily in common stocks selected for above-average growth potential and that involve certain risks. The fund may also trade securities for short-term profits.

The fund offers class A, class B, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A shares, class B shares, and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $250 million in a combination of Putnam Funds and other accounts managed by affiliates of Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate divdends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended July 31, 1998, the fund had no borrowings against the line of credit.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of net operating loss and losses on wash sale transactions. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended July 31, 1998, the fund reclassified $28,250,857 to decrease accumulated net investment loss and $333,382 to decrease paid-in-capital, with a decrease to accumulated net realized gain on investments of $27,917,475. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion and 0.38% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended July 31, 1998, fund expenses were reduced by $1,330,165 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $3,550 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments,Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of .025%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares respectively.

For the year ended July 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $1,358,595 and $47,844 from the sale of class A and class M shares, respectively and $1,699,282 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended July 31, 1998 Putnam Mutual Funds Corp., acting as underwriter received $64,037 on class A redemptions.

Note 3
Purchase and sales of securities

During the year ended July 31, 1998, purchases and sales of investment securities other than short-term investments aggregated $5,205,932,351 and $5,051,532,890, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At July 31, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                           Year ended
                                                          July 31, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                    100,554,869     $1,276,496,212
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   17,501,153        197,237,962
-----------------------------------------------------------------------------
                                               118,056,022      1,473,734,174

Shares
repurchased                                    (84,813,029)    (1,073,796,615)
-----------------------------------------------------------------------------
Net increase                                    33,242,993       $399,937,559
-----------------------------------------------------------------------------

                                                           Year ended
                                                          July 31, 1997
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                    195,270,165     $2,134,263,770
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    9,086,548         93,315,278
-----------------------------------------------------------------------------
                                               204,356,713      2,227,579,048

Shares
repurchased                                   (119,129,356)    (1,303,118,595)
-----------------------------------------------------------------------------
Net increase                                    85,227,357       $924,460,453
-----------------------------------------------------------------------------

                                                           Year ended
                                                          July 31, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     35,912,944       $440,380,182
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    8,790,956         95,118,377
-----------------------------------------------------------------------------
                                                44,703,900        535,498,559

Shares
repurchased                                    (21,992,849)      (269,973,540)
-----------------------------------------------------------------------------
Net increase                                    22,711,051       $265,525,019
-----------------------------------------------------------------------------

                                                           Year ended
                                                          July 31, 1997
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     63,364,159       $668,893,241
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    4,399,637         43,820,796
-----------------------------------------------------------------------------
                                                67,763,796        712,714,037

Shares
repurchased                                    (18,568,112)      (194,402,982)
-----------------------------------------------------------------------------
Net increase                                    49,195,684       $518,311,055
-----------------------------------------------------------------------------

                                                          Year ended
                                                         July 31, 1998
-----------------------------------------------------------------------------
Class M                                            Shares              Amount
-----------------------------------------------------------------------------
Shares sold                                      4,570,124        $57,200,814
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      686,370          7,605,041
-----------------------------------------------------------------------------
                                                 5,256,494         64,805,855

Shares
repurchased                                     (2,911,068)       (36,613,684)
-----------------------------------------------------------------------------
Net increase                                     2,345,426        $28,192,171
-----------------------------------------------------------------------------

                                                          Year ended
                                                         July 31, 1997
-----------------------------------------------------------------------------
Class M                                            Shares              Amount
-----------------------------------------------------------------------------
Shares sold                                      7,745,533        $83,758,963
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      271,933          2,762,887
-----------------------------------------------------------------------------
                                                 8,017,466         86,521,850

Shares
repurchased                                     (2,949,807)       (31,754,150)
-----------------------------------------------------------------------------
Net increase                                     5,067,659        $54,767,700
-----------------------------------------------------------------------------

                                                           Year ended
                                                          July 31, 1998
-----------------------------------------------------------------------------
Class Y                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      6,182,440        $79,819,359
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,640,121         18,662,362
-----------------------------------------------------------------------------
                                                 7,822,561         98,481,721

Shares
repurchased                                     (5,909,265)       (75,665,756)
-----------------------------------------------------------------------------
Net increase                                     1,913,296        $22,815,965
-----------------------------------------------------------------------------

                                                           Year ended
                                                          July 31, 1997
-----------------------------------------------------------------------------
Class Y                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     17,847,266       $193,641,549
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,037,848         10,720,433
-----------------------------------------------------------------------------
                                                18,885,114        204,361,982

Shares
repurchased                                     (6,076,721)       (66,459,817)
-----------------------------------------------------------------------------
Net increase                                    12,808,393       $137,902,165
-----------------------------------------------------------------------------



Federal tax information
(Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $746,335,436 as capital gain, which includes
$280,098,044 as 20% capital gain, for its taxable year ended July 31, 1998.

The Form 1099 you receive in January 1999 will show the tax status of all distributions paid to your account in calendar 1998.



Fund information


INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT
ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

John J. Morgan, Jr.
Vice President

Carol C. McMullen
Vice President

Eric M. Wetlaufer
Vice President and Fund Manager

Anthony C. Santosus
Vice President and Fund Manager

David J. Santos
Vice President and Fund Manager

Margery C. Parker
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Vista Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
---------------

ANO15-45516 006/317/515/376  9/98



PUTNAM INVESTMENTS                                     [SCALE LOGO OMITTED]
---------------------------------------------------------------------------
Putnam Vista Fund
Supplement to Annual Report dated 7/30/98

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $250 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, and M shares, which are discussed more extensively in the semiannual report.

ANNUAL RESULTS AT A GLANCE
---------------------------------------------------------------------------
Total return:                                       NAV

Six months ended 07/31/98                          17.38%
One year ended 07/31/98                            17.26
Life of class (since 3/28/95)                      11.71
---------------------------------------------------------------------------
Share value:                                        NAV

07/31/97                                          $12.61
07/31/98                                          $13.64
---------------------------------------------------------------------------
Distributions:     No.        Income         Capital gains       Total
                    1          $0.00             $0.957         $0.957
---------------------------------------------------------------------------

Please note that past performance does not indicate future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.